Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions Tables
Summary of notes payable

Summary of notes payable

		Accrued
Loan	Loan	Interest		Amount
Date	Amount	to date	Total	Paid	Outstanding
Jan 26 ‘09	96,960	24,793	121,753	121,753	-
May 08 ‘09	200,000	40,443	240,443	240,443	-
Aug 31 ‘10	350,000	57,256	407,256	7,804	399,452

	$646,960	$122,492	$769,452	$370,000	$399,452